Benefit Plans - Obligations and Funded Status (Details 3) (10-K) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair value of plan assets
Balance at the beginning of the period			$ 333	$ 359	$ 359
Balance at the end of the period					333	$ 359
Pension Plan [Member]
Projected benefit obligation
Balance at the beginning of the period			388	409	409	323	$ 368
Interest cost	$ 4	$ 4	12	12	15	15	14
Actuarial loss (gain)					(24)	83	(47)
Benefits paid: Plan assets					(12)	(12)	(12)
Curtailment					0	0	0
Balance at the end of the period					388	409	323
Fair value of plan assets
Balance at the beginning of the period			$ 333	359	359	317	347
Actual return of plan assets, net of expenses					(15)	54	(18)
Company contributions					1	0	0
Benefits paid: Plan assets					(12)	(12)	(12)
Balance at the end of the period					333	359	317
Funded status, end of period							(6)
Net amounts recognized in the consolidated balance sheet:
Noncurrent assets							7
Pension and Other Postretirement Defined Benefit Plans, Liabilities							(13)
Total amounts recognized							(6)
Pretax amounts recognized in accumulated other comprehensive income or loss:
Total amounts recognized							26
Other Postretirement Benefit Plan [Member]
Projected benefit obligation
Balance at the beginning of the period				$ 0	$ 0	2	7
Interest cost						0	0
Actuarial loss (gain)						0	(5)
Curtailment						(2)	0
Balance at the end of the period						0	2
Fair value of plan assets
Company contributions						0	0
Funded status, end of period						0	(2)
Net amounts recognized in the consolidated balance sheet:
Noncurrent assets						0	0
Pension and Other Postretirement Defined Benefit Plans, Liabilities						0	(2)
Total amounts recognized						0	(2)
Pretax amounts recognized in accumulated other comprehensive income or loss:
Total amounts recognized						$ 0	$ 4